Award Timing Disclosure	12 Months Ended
Jul. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its collective business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Method

Policies and Practices Related to the Timing of Grants of Certain Equity Awards

It is the Compensation Committee’s practice to consider and approve annual equity grants for the Company’s executive officers at its regularly scheduled meeting held in November of each year. At this meeting, the Compensation Committee approves the portion of each named executive officer’s annual equity award that will be granted in the form of stock options, if any.

The Company does not schedule its equity grants in anticipation of the release of material, non-public information (“MNPI”), nor does the Company time the release of MNPI based on equity grant dates. In the event MNPI becomes known to the Compensation Committee prior to granting an equity award, the Compensation Committee will take the existence of such information into consideration and use its collective business judgment to determine whether to delay the grant of equity to avoid any impropriety.

During Fiscal 2025, no named executive officer received a stock option grant during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K that discloses MNPI.

Award Timing, How MNPI Considered	the Company time the release of MNPI based on equity grant dates
MNPI Disclosure Timed for Compensation Value	false